Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates of Consolidated Financial Statements (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance sheet items, except for equity accounts [Member] | RMB [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	7.1636	7.2993		7.0999
Balance sheet items, except for equity accounts [Member] | AED [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	3.6726	3.6726		3.6738
Items in the statements of operations and comprehensive loss, and statements of cash flows [Member] | RMB [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	7.2526	7.1957	7.215	7.0809	6.729
Items in the statements of operations and comprehensive loss, and statements of cash flows [Member] | AED [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	3.6728	3.6726	3.6725	3.6843	3.6709